SEGMENTED INFORMATION (Details) - Schedule of Segment Information for Operating Results - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
SEGMENTED INFORMATION (Details) - Schedule of Segment Information for Operating Results [Line Items]
Revenue	$ 217,923	$ 192,105
Costs of mine operations	(133,622)	(107,943)
Income from mine operations	84,301	84,162
Operating	(21,736)	(12,438)
Finance items, net	(5,493)	1,779
Income tax expenses	(13,788)	(12,994)
Net income (loss)	43,284	60,509
Attributable to:
Equity holders of the Company	30,634	46,376
Non-controlling interests	12,650	14,133
Net income (loss)	43,284	60,509
Mining Henan Luoning [Member]
SEGMENTED INFORMATION (Details) - Schedule of Segment Information for Operating Results [Line Items]
Revenue	176,751	157,297
Costs of mine operations	(106,706)	(83,090)
Income from mine operations	70,045	74,207
Operating	(1,367)	(1,848)
Finance items, net	2,862	1,788
Income tax expenses	(12,612)	(10,876)
Net income (loss)	58,928	63,271
Attributable to:
Equity holders of the Company	46,099	49,422
Non-controlling interests	12,829	13,849
Net income (loss)	58,928	63,271
Mining Guangdong [Member]
SEGMENTED INFORMATION (Details) - Schedule of Segment Information for Operating Results [Line Items]
Revenue	41,172	33,255
Costs of mine operations	(26,345)	(23,497)
Income from mine operations	14,827	9,758
Operating	59	9
Finance items, net	374	145
Income tax expenses	364	(960)
Net income (loss)	15,624	8,952
Attributable to:
Equity holders of the Company	15,470	8,864
Non-controlling interests	154	88
Net income (loss)	15,624	8,952
Mining Other [Member]
SEGMENTED INFORMATION (Details) - Schedule of Segment Information for Operating Results [Line Items]
Revenue
Costs of mine operations	(41)
Income from mine operations	(41)
Operating	(143)	(6)
Finance items, net	1
Income tax expenses
Net income (loss)	(183)	(6)
Attributable to:
Equity holders of the Company	(77)	(3)
Non-controlling interests	(106)	(3)
Net income (loss)	(183)	(6)
Administrative Beijing [Member]
SEGMENTED INFORMATION (Details) - Schedule of Segment Information for Operating Results [Line Items]
Revenue
Costs of mine operations
Income from mine operations
Operating	(2,109)	(1,012)
Finance items, net	255	118
Income tax expenses		(8)
Net income (loss)	(1,854)	(902)
Attributable to:
Equity holders of the Company	(1,854)	(902)
Non-controlling interests
Net income (loss)	(1,854)	(902)
Administrative Vancouver [Member]
SEGMENTED INFORMATION (Details) - Schedule of Segment Information for Operating Results [Line Items]
Revenue
Costs of mine operations
Income from mine operations
Operating	(18,322)	(10,157)
Finance items, net	(8,950)	(243)
Income tax expenses	(1,428)	(1,191)
Net income (loss)	(28,700)	(11,591)
Attributable to:
Equity holders of the Company	(28,658)	(11,571)
Non-controlling interests	(42)	(20)
Net income (loss)	(28,700)	(11,591)
Mining Hunan [Member]
SEGMENTED INFORMATION (Details) - Schedule of Segment Information for Operating Results [Line Items]
Revenue		1,553
Costs of mine operations	(530)	(1,356)
Income from mine operations	(530)	197
Operating	146	576
Finance items, net	(35)	(29)
Income tax expenses	(112)	41
Net income (loss)	(531)	785
Attributable to:
Equity holders of the Company	(346)	566
Non-controlling interests	(185)	219
Net income (loss)	$ (531)	$ 785